Other Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Advance payment for purchase of trading software	$ 1,145,400	$ 5,950,000
Purchase price of portfolio	$ 8,000,000